Shareholders' Equity (Details Textual) - USD ($)		1 Months Ended				12 Months Ended
	Oct. 13, 2016	Jun. 29, 2016	Apr. 22, 2016	Mar. 23, 2016	Sep. 18, 2015	Dec. 31, 2016	Dec. 31, 2015	Jul. 29, 2016
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues							$ 69,574,354
Stock Issued During Period, Value, Issued For Services							$ 750,000
Common Stock, Shares Authorized						5,000,000,000	5,000,000,000
Common Stock, Shares, Outstanding						1,177,693,383	1,177,693,383
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares					2,516,690
Resigning Director [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,300,000
Weighted average exercise price, Granted	$ 0.080621
Non Employee [Member]
Class of Stock [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized						$ 8,957,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						2 years 8 months 12 days
Employees And Directors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Share-based Compensation, Gross						$ 3,933,000
Director [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,300,000	7,800,000	1,300,000
Weighted average exercise price, Granted	$ 0.080621	$ 0.145	$ 0.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		6,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares, Beginning Balance								1,300,000
Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					395,881,100
Stock Issued During Period, Value, New Issues					$ 75,000,000
Sale of Stock, Price Per Share					$ 0.18945
Employee Stock [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				11,000,000
Weighted average exercise price, Granted				$ 0.141
RPC Pharma Limited [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions					55,636,283	722,345,600
MTS Health Partners [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued For Services					3,830,400
Stock Issued During Period, Value, Issued For Services					$ 750,000
Business Combination, Integration Related Costs					$ 500,000
2014 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period						141,142,420
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized						61,770,222